Employee Benefit Plans and Postretirement Benefits - Cash Flows Related to Total Benefits Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 209
2015	203
2016	202
2017	205
2018	207
2019 - 2023	1,049
Total	2,075
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	79
2015	81
2016	81
2017	81
2018	80
2019 - 2023	369
Total	771
Medicare Part D Reimbursement [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	(2)
2015	(3)
2016	(3)
2017	(3)
2018	(4)
2019 - 2023	(22)
Total	(37)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	24
2015	19
2016	20
2017	24
2018	29
2019 - 2023	115
Total	$ 231